Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax [Line Items]
Income tax benefit, adjustment	$ 4
Other income tax disclosures
Effect of unrecognized tax benefit on income tax expense	38	$ 38	$ 29
Interest and penalties expense related to unrecognized income tax expense (benefit)		3	$ (2)
Net accrued interest and penalties	19	$ 19
Maximum
Other income tax disclosures
Interest and penalties expense related to unrecognized income tax expense (benefit)	(1)
State
Other income tax disclosures
State NOL carryforwards	1,911
Deferred tax asset for State NOL carryforwards	84
Federal
Other income tax disclosures
Deferred tax asset for Federal NOL carryforward	$ 12